Offerings	Dec. 03, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rule 456(b) and Rule 457(r), the Registrant is deferring payment of all of the registration fees and will pay any applicable registration fees on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment. (2) There is being registered hereunder such indeterminate number or amount of common stock, preferred stock and debt securities of the Registrant as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.0001 per share
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rule 456(b) and Rule 457(r), the Registrant is deferring payment of all of the registration fees and will pay any applicable registration fees on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment. (2) There is being registered hereunder such indeterminate number or amount of common stock, preferred stock and debt securities of the Registrant as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	(1) In accordance with Rule 456(b) and Rule 457(r), the Registrant is deferring payment of all of the registration fees and will pay any applicable registration fees on a "pay as you go" basis. The Registrant will calculate the registration fee applicable to an offer of securities hereunder based on the fee payment rate in effect on the date of such fee payment. (2) There is being registered hereunder such indeterminate number or amount of common stock, preferred stock and debt securities of the Registrant as may from time to time be issued at indeterminate prices and as may be issued upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions.